Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property and equipment, net
Total	¥ 1,518,587	¥ 1,577,356
Accumulated depreciation and amortization	(759,884)	(755,127)
Property and equipment, net	758,703	822,229		$ 108,493
Depreciation and amortization expenses	149,876	159,256	¥ 166,803
Electronic devices
Property and equipment, net
Total	300,567	290,778
Vehicle
Property and equipment, net
Total	3,348	5,613
Furniture and office equipment
Property and equipment, net
Total	252,095	241,117
Leasehold improvement
Property and equipment, net
Total	435,948	517,192
Machinery
Property and equipment, net
Total	121,109	117,136
Buildings
Property and equipment, net
Total	¥ 405,520	¥ 405,520